Inventories (Schedule Of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory [Line Items]
Telecommunications equipment to be sold and materials	¥ 155,248	¥ 153,463
Projects in progress	112,514	142,845
Supplies	97,617	118,273
Total	¥ 365,379	¥ 414,581